Derivative financial instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Derivative financial instruments
34.	Derivative financial instruments

Fair value of derivative financial instruments at 31 December 2018 and 2017 are attributable to the following:

	31 December 2018		31 December 2017
	Assets	Liabilities	Assets	Liabilities
Held for trading	709,617	131,097	961,665	17,724
Derivatives used for hedging	730,924	—	—	—

Total	1,440,541	131,097	961,665	17,724

At 31 December 2018, total held for trading derivative financial assets of TL 1,356,062 also include net accrued interest expense of TL 84,479 and total held for trading derivative financial liabilities of TL 131,097 also include net accrued interest expense of TL 34,168.

Derivatives used for hedging

Participating cross currency swap and FX swap contracts

The notional amount and the fair value of participating cross currency swap and FX swap contracts for hedging purposes at 31 December 2018 are as follows:

Buy		Sell
Currency	Notional amount	Currency	Notional amount	Fair Value	Maturity
Participating cross currency swap contracts
TL	1,650,000	EUR	500,000	208,462	23 October 2025
TL	275,850	EUR	60,000	64,670	22 April 2026
TL	435,000	USD	150,000	167,116	16 September 2020
TL	293,500	USD	100,000	108,777	16 September 2020
TL	194,000	USD	50,000	39,394	16 September 2020
TL	386,500	USD	100,000	79,688	16 September 2020
TL	113,400	USD	20,000	9,234	22 April 2026
Cross currency swap contracts
TL	123,878	RMB	202,600	53,583	22 April 2026

Derivatives used for hedge accounting financial assets				730,924

EUR 500,000 participating cross currency swap contracts includes TL 690,146 guarantees after CSA agreement.

Held for trading

Currency swap, cross currency swap and participating cross currency swap contracts

The notional amount and the fair value of currency swap, participating cross currency swap and FX swap contracts for hedging purposes at 31 December 2018 are as follows:

Buy		Sell
Currency	Notional amount	Currency	Notional amount	Fair Value	Maturity
Currency Swap
TL	266,760	USD	50,000	(3,715)	2 January 2019
TL	266,510	USD	50,000	(3,465)	2 January 2019
TL	719,996	USD	135,000	(9,774)	2 January 2019
TL	212,736	USD	40,000	(2,300)	2 January 2019
TL	265,925	USD	50,000	(2,880)	2 January 2019
TL	1,366	USD	253	(48)	19 March 2019
TL	4,199	USD	680	(939)	16 January 2019
TL	5,681	USD	920	(1,277)	22 January 2019
TL	6,040	EUR	1,000	(41)	2 January 2019
USD	68,654	EUR	60,000	(861)	15 January 2019
USD	11,462	EUR	10,000	(4)	8 January 2019
Cross currency swap contracts
TL	6,159	USD	1,000	(912)	28 January 2019
TL	6,159	USD	1,000	(910)	24 January 2019
TL	130,488	USD	24,000	(9,365)	20 March 2023
TL	268,200	USD	50,000	(5,791)	14 June 2019
TL	128,436	USD	24,000	(2,652)	19 June 2019
TL	169,368	EUR	24,000	(24,895)	8 January 2019
TL	118,800	EUR	18,000	(22,051)	23 September 2021
TL	111,732	EUR	18,867	1,920	14 February 2019
TL	185,100	EUR	30,000	(8,296)	22 April 2026
TL	183,300	EUR	30,000	(8,642)	22 April 2026
Participating cross currency swap contracts
TL	193,800	EUR	30,000	(7,148)	16 September 2020
TL	91,700	USD	20,000	(17,051)	22 April 2026

Total Held for trading derivative financial liabilities				(131,097)

Held for trading

Buy		Sell
Currency	Notional amount	Currency	Notional amount	Fair Value	Maturity
Cross currency swap contracts
TL	67,410	USD	18,000	27,928	28 January 2019
TL	95,550	USD	25,000	36,751	24 January 2019
TL	52,164	USD	14,620	27,870	16 July 2019
TL	69,744	USD	19,780	38,636	22 July 2019
TL	242,873	USD	70,500	160,594	16 September 2020
TL	269,451	USD	70,500	131,437	22 December 2020
TL	191,300	USD	50,000	74,095	13 February 2019
TL	98,625	EUR	25,000	57,161	13 June 2019
TL	203,600	EUR	50,000	109,610	23 July 2019
TL	97,997	EUR	21,500	37,825	19 December 2019
TL	105,280	EUR	18,800	7,710	23 September 2021

Total held for trading derivative financial assets				709,617

Participating cross currency swap and FX swap contracts at 31 December 2017
Buy		Sell
Currency	Notional amount	Currency	Notional amount	Fair value	Maturity
USD	47,304	EUR	39,835	1,005	02 January 2018
TL	69,680	USD	20,000	6,554	27 August 2018
TL	81,480	EUR	20,000	9,965	14 December 2018
TL	95,550	USD	25,000	72	24 January 2019
TL	67,410	USD	18,000	1,498	28 January 2019
TL	98,625	EUR	25,000	17,354	13 June 2019
TL	52,164	USD	14,620	4,465	16 July 2019
TL	69,744	USD	19,780	6,996	22 July 2019
TL	203,600	EUR	50,000	27,198	23 July 2019
TL	435,000	USD	150,000	142,085	16 September 2020
TL	386,500	USD	100,000	(4,645)	16 September 2020
TL	293,500	USD	100,000	90,071	16 September 2020
TL	242,873	USD	70,500	33,535	16 September 2020
TL	194,000	USD	50,000	(2,951)	16 September 2020
TL	1,650,000	EUR	500,000	627,385	25 October 2025
TL	275,850	EUR	60,000	1,078	22 April 2026

Total derivative financial assets				961,665

Held for trading

At 31 December 2017, total derivative financial assets of TL 981,396 also include net accrued interest income of TL 19,731.

Participating cross currency swap and FX swap contracts at 31 December 2017
Buy		Sell
Currency	Notional amount	Currency	Notional amount	Fair value	Maturity
TL	470,232	USD	122,680	(2,465)	2 January 2018
TL	180,023	USD	47,250	(545)	2 January 2018
TL	141,001	USD	36,786	(726)	3 January 2018
TL	219,162	USD	57,245	(1,043)	4 January 2018
TL	115,022	USD	30,150	(435)	5 January 2018
TL	17,204	USD	4,500	(284)	10 January 2018
TL	15,916	EUR	3,500	(157)	10 January 2018
TL	91,556	EUR	20,140	(620)	22 January 2018
TL	137,834	EUR	30,400	(601)	05 February 2018
TL	82,013	EUR	17,860	(1,413)	19 February 2018
TL	1,143	EUR	250	(25)	5 Mart 2018
TL	97,997	EUR	21,500	(2,154)	19 December 2019
TL	269,451	USD	70,500	(5,010)	22 December 2020

Total derivative financial liabilities				(15,478)

Currency forward contracts at 31 December 2017
Buy
Currency		Notional amount		Fair value	Maturity
USD		50,000		(2,246)	30 January 2018

Total derivative financial liabilities				(2,246)

At 31 December 2017, total derivative financial liabilities of TL 110,108 also include net accrued interest expense of TL 92,384.

Fair value of derivative instruments and risk management

This section explains the judgements and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Group has classified its financial instruments into the three levels prescribed under the accounting standards. An explanation of each level is as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

•	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

•	Level 3 inputs are unobservable inputs for the asset or liability.

	Fair values
	31 December 2018	31 December 2017	Fair Value hierarchy	Valuation Techniques
a)Participating cross currency swap contracts (*)	653,142	950,862	Level 3	Pricing models based on discounted cash Present value of the estimated future cash flows based on unobservable yield curves and end period FX rates
-Held for trading	(24,199)	950,862
-Derivatives used for hedging	677,341	—
b)FX swap contracts	656,302	(4,675)	Level 2	Present value of the estimated future cash flows based on observable yield curves and end period FX rates
-Held for trading	602,719	(4,675)
-Derivatives used for hedging	53,583	—
c)Currency forward contracts	—	(2,246)	Level 2	Forward exchange rates at the balance sheet date
-Held for trading	—	(2,246)

(*)

TL 118,647 accrual of net interest expense has been reflected to consolidated financial statements as at 31 December 2018 (31 December 2017: TL 72,653). Since bid-ask spread is unobservable input; in valuation of participating cross currency swap contracts, prices in bid- ask price range which were considered the most appropriate were used instead of mid prices. If mid prices were used in the valuation the fair value of participating cross currency swap contracts would have been TL 123,995 lower as at 31 December 2018 (31 December 2017: TL 129,870).

There were no transfers between fair value hierarchy levels during the year.

The following table presents the Group’s financial assets and financial liabilities measured and recognised at fair value at 31 December 2018 and 2017 on a hedge accounting basis:

Fair values
Participating cross currency swap contracts	Nominal Value	Maturity Date	31 December 2018	31 December 2017	Fair Value hierarchy	Hedge Ratio	Change in intrinsic value of outstanding hedging instruments since 1 July	Change in value of hedging item used to determine hedge effectiveness
EUR Contracts	500,000	23 October 2025	208,462	627,385	Level 3	1:1	359,400	(359,400)
EUR Contracts	60,000	22 April 2026	64,670	1,078	Level 3	1:1	43,128	(43,128)
								—
USD Contracts	400,000	16 September 2020	394,975	224,560	Level 3	1:1	179,388	(179,388)
USD Contracts	20,000	10 April 2026	9,234	—	Level 3	1:1	13,519	(13,519)
CNY Contracts	202,600	22 April 2026	53,583	—	Level 2	1:1	15,600	(15,600)

EUR 500,000 participating cross currency swap contracts includes TL 690,146 guarantees after CSA agreement.

Movements in the participating cross currency swap contracts for the years ended 31 December 2018 and 31 December 2017 are stated below:

	31 December 2018	31 December 2017
Opening balance	950,862	382,054
Cash flow effect	(612,466)	—
Total gain/loss:
Gains recognized in profit or loss	314,746	568,808

Closing balance	653,142	950,862

Net off / Offset

The Company signed a Credit Support Annex (CSA) against default risk of the parties in respect of a EUR 500,000 participating cross currency swap transaction executed on 15 July 2016 and restructured respectively on 26 May 2017 and 9 August 2018. As per the CSA, the swap’s current (mark-to-market) value will be determined on the 10th and 24th calendar day of each calendar month and if the mark-to-market value is positive and exceeds a certain threshold, the bank will be posting cash collateral to the Company which will be equal to an amount exceeding the threshold (i.e. if the mark-to-market value is negative, the Company would be required to post collateral to the bank by an amount exceeding the threshold).

With respect to the valuations on a bi-weekly basis, a transfer will take place between the parties only if the mark-to-market value changes by at least EUR 1,000. Following the execution of CSA, the bank transferred EUR 153,540 as collateral to the Company (31 December 2018: TL 925,539) which was the amount exceeding the threshold (EUR 10,000) and the Company transferred EUR 39,050 as collateral to the bank (31 December 2018: TL 235,393) which was the amount exceeding the threshold (EUR 10,000). The Company clarified this with the derivative assets included in the statement of financial position because it has the legal right to offset the collateral amount TL 690,146 that it recognizes under the borrowings and intends to pay according to the net fair value. This amount was netted from the borrowings and deducted from the derivative instruments in the balance sheet. As of 31 December 2018, If this transaction was not conducted, derivative financial instruments assets would have been TL 2,046,208 and current borrowings would have been TL 7,726,055.

Market risk

The Group uses various types of derivatives to manage market risks. All such transactions are carried out within the guidelines set by the treasury and risk management department. Generally, the Group seeks to apply hedge accounting to manage volatility in profit or loss.

Currency risk

The Group’s risk management policy is to hedge its estimated foreign currency exposure in respect of borrowing payments with various maturities at any point in time. The Group uses participating cross currency contracts to hedge its currency risk, most with a maturity of more than one year from the reporting date. These contracts are generally designated as cash flow hedges.

The Group designates the hedge ratio, between the amount of hedged item and the hedging instrument is 1:1 to hedge its currency risk.

The time value of options in participating cross currency swap contracts are included in the designation of the hedging instrument and are separately accounted for as a cost of hedging, which is recognised in equity in a cost of hedging reserve. The Group’s policy is for the critical terms of the participating cross currency contracts to align with the hedged item.

The Group determines the existence of an economic relationship between the hedging instruments and hedged item based on the currency, amount and timing of their respective cash flows. The Group assesses whether the derivative designated in each hedging relationship is expected to be and has been effective in offsetting changes in cash flows of the hedged item using the hypothetical derivative method.

In these hedge relationships, the main sources of ineffectiveness are;

•

the effect of the counterparties’ credit risk on the fair value of the swap contracts, which is not part of the hedged risk and associated credit risk considered to be very low at inception in the fair value of the hedged cash flows attributable to the change in exchange rates;

•

the entire fair value of the derivative contracts including currency basis was designated as the hedging instrument in cash flow hedge. The hypothetical derivative is modelled to exclude the impact of currency basis.

Interest rate risk

The Group adopts a policy of ensuring that its interest rate risk exposure is at a fixed rate. This is achieved partly by entering into fixed-rate instruments and partly by borrowing at a floating rate and using cross currency and interest rate swaps as hedges of the variability in cash flows attributable to movements in interest rates. The Group applies a hedge ratio of 1:1.

The Group determines the existence of an economic relationship between the hedging instrument and hedged item based on the reference interest rates, tenors, repricing dates and maturities and the notional or par amounts.

The Group assesses whether the derivative designated in each hedging relationship is expected to be effective in offsetting changes in cash flows of the hedged item using the hypothetical derivative method.

In these hedge relationships, the main sources of ineffectiveness are:

•

the effect of the counterparties’ credit risk on the fair value of the swap contracts, which is not part of the hedged risk and associated credit risk considered to be very low at inception in the fair value of the hedged cash flows attributable to the change in interest rates;

Cash flow sensitivity analysis for variable-rate instruments

A reasonably possible change of 100 basis points in interest rates and 10 % change in foreign exchange currency at the reporting date would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, remain constant.

	Profit or Loss		Equity, net of tax
	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease
31 December 2018
Participating cross currency swap contracts	937,845	9,455	(360,596)	(259,066)
Cross currency swap contracts	31,584	320	1,452	4,765

Cash Flow sensitivity (net)	969,429	9,775	(359,144)	(254,301)

Cash flow hedges

The following table provides a reconciliation by risk category of components of equity and analysis of OCI items, net of tax, resulting from cash flow hedge accounting.

	2018
	Hedging Reserve	Cost of Hedging Reserve
Balance at 1 January 2018	—	—
Cash Flow Hedges
Changes in fair value:	683,706	(448,833)
Foreign currency risk	612,733	(448,833)
Interest rate risk	70,973	—
Amount reclassified into profit or loss:	(664,550)	101,231
Foreign currency risk	(611,035)	101,231
Interest rate risk	(53,515)	—
Tax on movements during the year:	(4,214)	76,472

Balance at 31 December 2018	14,942	(271,130)